Schedule of investments
Nomura VIP Small Cap Growth Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.92%♣
Communication Services — 2.45%
IMAX †	120,801	$ 4,591,646
		4,591,646
Consumer Discretionary — 10.38%
Boot Barn Holdings †	11,685	1,710,217
Cava Group †	42,329	3,424,416
Dorman Products †	14,188	1,480,660
Group 1 Automotive	4,821	1,593,967
Modine Manufacturing †	12,011	2,602,904
Ollie's Bargain Outlet Holdings †	28,814	2,652,041
OneSpaWorld Holdings	101,823	2,336,838
Patrick Industries	15,506	1,722,251
Shake Shack Class A †	21,722	1,921,745
		19,445,039
Consumer Staples — 3.58%
Chefs' Warehouse †	49,566	2,946,699
PriceSmart	24,977	3,759,038
		6,705,737
Energy — 2.48%
APA	41,327	1,753,918
Magnolia Oil & Gas Class A	37,533	1,184,917
Solaris Energy Infrastructure	30,395	1,717,621
		4,656,456
Financials — 8.30%
Affiliated Managers Group	3,436	950,741
Axos Financial †	17,636	1,500,647
FirstCash Holdings	21,468	4,035,984
Houlihan Lokey	12,811	1,839,916
Paymentus Holdings Class A †	43,345	1,100,963
Seacoast Banking	102,804	3,113,933
WisdomTree	206,482	3,006,378
		15,548,562
Healthcare — 22.57%
Adaptive Biotechnologies †	186,619	2,590,272
Alphatec Holdings †	166,725	1,813,968
ANI Pharmaceuticals †	36,406	2,799,621
Artivion †	60,992	2,233,527
Axsome Therapeutics †	15,930	2,692,489
Catalyst Pharmaceuticals †	94,704	2,344,871
Encompass Health	36,666	3,546,702
GeneDx Holdings †	21,097	1,354,849
Guardant Health †	24,559	2,268,515
HealthEquity †	22,172	1,852,914
KalVista Pharmaceuticals †	67,060	1,349,918
Mirum Pharmaceuticals †	51,315	4,740,480
Phathom Pharmaceuticals †	155,523	1,727,860
Phreesia †	98,913	828,891
Repligen †	6,643	782,678
Tarsus Pharmaceuticals †	50,780	3,562,217
TransMedics Group †	10,933	1,086,850
Travere Therapeutics †	79,936	2,374,899
Vericel †	73,117	2,352,174
		42,303,695
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 24.07%
AAON	21,018	$ 1,739,240
AAR †	34,013	3,723,063
AeroVironment †	4,544	831,779
American Superconductor †	48,168	1,630,487
ATI †	16,828	2,447,801
Atmus Filtration Technologies	36,399	2,066,371
Bloom Energy Class A †	4,892	662,817
Construction Partners Class A †	26,154	2,906,232
Everus Construction Group †	38,142	4,503,045
Federal Signal	7,771	840,356
Flowserve	30,411	2,235,513
FTAI Aviation	9,625	2,358,125
Huron Consulting Group †	15,647	1,994,836
Kratos Defense & Security Solutions †	10,184	718,074
Legence Class A †	36,423	2,056,443
Leonardo DRS	58,548	2,606,557
Loar Holdings †	17,371	995,185
Mercury Systems †	15,351	1,119,241
SkyWest †	15,005	1,377,909
SPX Technologies †	13,761	2,751,374
Standex International	8,755	2,231,299
Willdan Group †	11,272	862,984
Xometry Class A †	36,085	1,473,711
York Space Systems †	43,510	964,617
		45,097,059
Information Technology — 22.04%
Advanced Energy Industries	17,839	5,756,824
Agilysys †	25,589	1,820,401
AvePoint †	94,341	897,183
Bel Fuse Class B	6,481	1,283,108
Descartes Systems Group †	15,012	1,074,259
DigitalOcean Holdings †	23,161	1,986,751
Fabrinet †	1,344	700,923
InterDigital	4,489	1,355,678
Kulicke & Soffa Industries	16,059	1,055,398
Lumentum Holdings †	1,482	1,041,490
MACOM Technology Solutions Holdings †	14,283	3,171,826
Mirion Technologies †	73,016	1,357,367
MKS	14,538	3,340,978
OSI Systems †	20,492	5,440,831
Q2 Holdings †	29,677	1,403,722
Rambus †	9,981	858,665
Rubrik Class A †	23,473	1,149,473
SailPoint †	130,272	1,724,801
ServiceTitan Class A †	11,805	749,145
Silicon Motion Technology ADR	21,993	2,469,594
Synaptics †	38,062	2,665,863
		41,304,280
NQ- IV097 [0326] 0526 (5459551)    1

Schedule of investments
Nomura VIP Small Cap Growth Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 1.05%
Knife River †	24,208	$ 1,976,583
		1,976,583
Total Common Stocks (cost $157,837,822)		181,629,057

Short-Term Investments — 2.79%
Money Market Mutual Funds — 2.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	1,305,378	1,305,378
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	1,305,379	1,305,379
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	1,305,378	1,305,378
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	1,305,379	1,305,379
Total Short-Term Investments (cost $5,221,514)		5,221,514

Total Value of Securities—99.71% (cost $163,059,336)		186,850,571
Receivables and Other Assets Net of Liabilities—0.29%		547,034
Net Assets Applicable to 25,649,278 Shares Outstanding—100.00%		$187,397,605

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV097 [0326] 0526 (5459551)